MANAGEMENT OF FINANCIAL RISK	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
MANAGEMENT OF FINANCIAL RISK

28.   MANAGEMENT OF FINANCIAL RISK

The Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework and reviews the Company’s policies on an ongoing basis.

The Company is exposed to certain financial risks, including credit risk, liquidity risk, currency risk, metal price risk, and interest rate risk.

(a)	Credit Risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. All of the Company’s trade accounts receivables from concentrate sales are held with large international metals trading companies.

The Company’s cash and cash equivalents and short-term investments are held through large financial institutions.

These investments mature at various dates within three months.

The Company’s maximum exposure to credit risk as at December 31, 2025 and 2024 is as follows:

	December 31, 2025 $	December 31, 2024 $
Cash and cash equivalents	553,985	231,328
Trade and other receivables	74,361	99,984
Income tax receivable	–	5,310
Other non-current receivables	8,939	33,209
	637,285	369,831

The carrying amount of financial assets recorded in the financial statements represents the Company’s maximum exposure to credit risk. The Company limits its exposure to counterparty credit risk on cash and term deposits by only dealing with financial institutions with high credit ratings and through the Company’s investment policy of purchasing only instruments with a high credit rating. Materially all of the Company’s concentrates are sold to large, well-known concentrate buyers.

(b)	Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages its liquidity risk by continually monitoring forecasted and actual cash flows. The Company has in place a planning and budgeting process to help determine the funds required to support its normal operating requirements and its development plans. The Company aims to maintain sufficient liquidity to meet its short-term business requirements, taking into account its anticipated cash flows from operations, its holdings of cash and cash equivalents, and its committed and anticipated liabilities.

The Company had $704.0 million of liquidity comprised of cash and cash equivalents and undrawn credit facilities as at December 31, 2025. The Company believes that it has sufficient liquidity to meet the Company’s minimum obligations for at least the next 12 months from December 31, 2025.

The Company manages its liquidity risk by continuously monitoring forecasted and actual cashflows. A rigorous reporting, planning and budgeting process is in place to help facilitate forecasting funding requirements, to support operations on an ongoing basis and expansion plans, if any.

As at December 31, 2025, the Company expects the following maturities of its liabilities and lease obligations, excluding payments relating to interest:

	Expected payments due by year as at December 31, 2025
	Less than			After
	1 year $	1 - 3 years $	4 - 5 years $	5 years $	Total $
Trade and other payables	153,361	–	–	–	153,361
Debt	–	–	172,500	–	172,500
Closure and reclamation provisions	–	1,023	13,023	43,440	57,486
Income taxes payable	81,816	–	–	–	81,816
Lease obligations	27,715	42,178	11,044	13,658	94,595
Other liabilities	–	8,283	–	–	8,283
	262,892	51,484	196,567	57,098	568,041

	Expected payments due by year as at December 31, 2024
	Less than			After
	1 year $	1 - 3 years $	4 - 5 years $	5 years $	Total $
Trade and other payables	151,642	–	–	–	151,642
Debt	–	–	172,500	–	172,500
Closure and reclamation provisions	4,783	28,287	11,833	38,735	83,638
Income taxes payable	80,116	–	–	–	80,116
Lease obligations	24,849	45,949	4,919	6,618	82,335
Other liabilities	–	4,090	–	–	4,090
	261,390	78,326	189,252	45,353	574,321

(c)	Currency Risk

The Company is exposed to fluctuations in foreign exchange rates as a portion of the Company’s expenses are incurred in Canadian dollars, Peruvian soles, Argentine pesos, Mexican pesos, West Africa CFA francs, Australian dollars, and Euros. A significant change in the foreign exchange rates between the US dollar relative to the other currencies could have a material effect on the Company’s profit or loss, financial position, or cash flows.

As at December 31, 2025 and 2024, the Company was exposed to currency risk through the following assets and liabilities denominated in foreign currencies. The tables below present amounts in thousands of their respective currencies:

	December 31, 2025
	Canadian dollars	Peruvian soles	Mexican pesos	Argentine pesos	West African CFA francs	Australian dollars	Euros
Cash and cash equivalents	917	3,752	1,040	2,622,313	72,289,589	61	27
Marketable securities	9,265	–	–	–	–	–	–
Restricted cash	–	–	–	–	440,016	–	–
Trade and VAT receivables	114	5,214	15,692	24,101,955	23,048,844	9	2,806
Trade and other payables	(47,709)	(45,412)	(6,962)	(13,199,079)	(29,869,979)	(1,199)	(2,134)
Provisions, current	–	(1,445)	–	(2,989,052)	–	–	–
Income tax payable	–	(11,868)	–	–	(43,676,343)	–	–
Other liabilities	(313)	–	–	–	–	–	–
Provisions, non-current	–	(15,160)	–	–	–	–	–
Total foreign currency exposure	(37,726)	(64,919)	9,770	10,536,137	22,232,127	(1,129)	699
US$ equivalent of foreign currency exposure	(27,525)	(19,275)	544	7,241	39,785	(756)	821

	December 31, 2024
	Canadian dollars	Peruvian soles	Mexican pesos	Argentine pesos	West African CFA francs	Australian dollars	Euros
Cash and cash equivalents	867	5,953	30,105	123,751	18,192,160	154	2,921
Marketable securities	171	–	–	–	–	–	–
Restricted cash	–	–	–	–	293,333	–	–
Trade and VAT receivables	231	5,032	77,069	18,844,945	27,131,817	7	–
Income tax receivable	–	12,828	84,050	–	–	–	–
VAT - long-term receivable	–	–	54,835	–	16,237,957	–	–
Trade and other payables	(19,928)	(27,092)	(261,987)	(9,840,575)	(51,995,741)	(2,546)	(6,981)
Provisions, current	–	(4,280)	(89,798)	(2,306,537)	–	–	–
Income tax payable	–	–	(5,424)	–	(1,274,831)	–	–
Provisions, non-current	–	(8,511)	(161,721)	–	–	–	–
Total foreign currency exposure	(18,659)	(16,070)	(272,871)	6,821,584	8,584,695	(2,385)	(4,060)
US$ equivalent of foreign currency exposure	(12,968)	(4,263)	(13,463)	6,607	13,682	(1,483)	(4,225)

Sensitivity as to change in foreign currency exchange rates on the Company’s foreign currency exposure as at December 31, 2025 is provided below:

		Effect on foreign
		denominated
Currency	Change %	items $
Mexican pesos	+/- 10	49
Peruvian soles	+/- 10	1,752
Argentine pesos	+/- 10	658
Canadian dollars	+/- 10	2,502
West African CFA francs	+/- 10	3,617
Australian dollars	+/- 10	69
Euros	+/- 10	75

(d)	Metal Price Risk

The Company is exposed to metal price risk with respect to the sales of lead and zinc concentrates. The following table summarizes the effect on provisionally priced sales and accounts receivables of a 10% change in metal prices from the prices used at December 31, 2025:

Metal	Change %	Effect on Sales $
Lead	+/- 10	836
Zinc	+/- 10	541

During the year ended December 31, 2025, the Company recognized positive sales adjustments of $3.5 million (December 31, 2024 - negative $1.1 million) as a result of changes in metal prices on the final settlement or during the quotational period.

(e)	Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Currently, the Company’s interest rate exposure mainly relates to interest earned on its cash, cash equivalent, and short-term investment balances, and interest paid on its SOFR-based debt.

(f)	Capital Management

The Company’s objective when managing its capital is to maintain its ability to continue as a going concern while at the same time maximizing the growth of its business and providing returns to its shareholders. The Company manages its capital structure and makes adjustments based on changes to its economic environment and the risk characteristics of the Company’s assets.

As at December 31, 2025, the strict capital controls previously in place in Argentina, which required prior Central Bank authorization for the payment of cash dividends and restricted the free flow of foreign currency, have been substantially eased. Effective April 14, 2025, the Central Bank of the Argentine Republic (“BCRA”) established a new framework for access to the Official Foreign Exchange Market (“MULC”). Under this new regulation, legal entities are permitted to access the MULC to pay dividends and profits to non-resident shareholders without prior Central Bank approval, provided that such distributions arise from retained earnings generated in fiscal years beginning on or after January 1, 2025. Furthermore, the "Social Solidarity and Productive Reactivation" legislation and subsequent emergency decrees that previously extended capital controls through December 31, 2025, have been largely superseded by Law No. 27,742 ("Ley Bases") and associated deregulation decrees, which aim to normalize cross-border financial flows and promote foreign investment stability.

The Company’s capital requirement is effectively managed based on the Company having a thorough reporting, planning and forecasting process to help identify the funds required to ensure the Company is able to meet its operating and growth objectives.

The Company’s capital structure consists of equity comprising of share capital, reserves and retained earnings as well as debt facilities, equipment financing obligations less cash, cash equivalents and short-term investments.

	December 31, 2025 $	December 31, 2024 $
Equity	1,677,034	1,403,865
Debt	134,410	126,031
Lease obligations	76,886	67,977
Less: cash and cash equivalents and short-term investments	(553,985)	(231,328)
	1,334,345	1,366,545

Other than complying with the debt covenants under the Company’s Amended Credit Facility, the Company is not subject to any externally imposed capital requirements. As at December 31, 2025 and 2024, the Company was in compliance with its debt covenants.